UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	125 High Street
		Oliver Tower, 20th Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Christopher Gelinas
Title:      Director of Compliance
Phone:	617-330-8810
Signature, Place, and date of signing:

Christopher Gelinas	Boston, MA  July 27, 2011

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$73,256,368.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
                      TITLE                     VALUE  SHARES /  SH/  PUT/INVSTMOTHER  VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP      (x$1000PRN AMT   PRN  CALLDSCRETMANAGERSOLE    SHAREDNONE
"---------------------"--------------"----------"------"---------"----"---"-----"------"-------"-----"----
AEGON N V             NY REG SH       007924103   600    88335    SH       SOLE         88335    0     0
ALCATEL-LUCENT ADR    SP ADR          013904305   494    85733    SH       SOLE         85733    0     0
ASTRAZENECA ADR       SP ADR          046353108   626    12518    SH       SOLE         12518    0     0
CANON ADR             ADR             138006309   890    18716    SH       SOLE         18716    0     0
CREDIT SUISSE ADR     SP ADR          225401108   664    17039    SH       SOLE         17039    0     0
ENI ADR               SP ADR          26874R108  1119    23554    SH       SOLE         23554    0     0
ERICSSON ADR          ADR B SEK 10    294821608   992    69054    SH       SOLE         69054    0     0
FRANCE TEL ADR        SP ADR          35177Q105   513    24114    SH       SOLE         24114    0     0
GLAXOSMTHKLINE ADR    SP ADR          37733W105  1373    32024    SH       SOLE         32024    0     0
GRUPO TV              SP ADR REP ORD  40049J206  1122    45638    SH       SOLE         45638    0     0
INFOSYS TECH          SP ADR          456788108  2147    32917    SH       SOLE         32917    0     0
ING GROEP NV          SP ADR          456837103  1039    84062    SH       SOLE         84062    0     0
KINROSS GOLD CORP     COM NO PAR      496902404  9041    572233   SH       SOLE         572233   0     0
KUBOTA CORP ADR       ADR             501173207  1014    22790    SH       SOLE         22790    0     0
LLOYDS TSB GROUP      SP ADR          539439109   637    204446   SH       SOLE         204446   0     0
MITSUBISHI UFJ ADR    SP ADR          606822104   569    117935   SH       SOLE         117935   0     0
NATIONAL BK GREECE ADRSP ADR          633643408   104    72855    SH       SOLE         72855    0     0
NOKIA CORP            SP ADR          654902204   342    53399    SH       SOLE         53399    0     0
NOMURA HLDGS          SP ADR          65535H208   347    70417    SH       SOLE         70417    0     0
NOVO-NORDISK AS       ADR             670100205  1462    11677    SH       SOLE         11677    0     0
ORIX CORP             SP ADR          686330101   857    17531    SH       SOLE         17531    0     0
POTASH CORP           COM             73755L107   722    12685    SH       SOLE         12685    0     0
PRUDENTIAL            ADR             74435K204   777    33619    SH       SOLE         33619    0     0
ROYAL DUTCH SHELL     SP ADR B        780259107   847    11817    SH       SOLE         11817    0     0
ROYAL DUTCH SHELL     SP ADR A        780259206  1454    20445    SH       SOLE         20445    0     0
SANOFI-AVENTIS        SP ADR          80105N105   760    18941    SH       SOLE         18941    0     0
SAP AG                SP ADR          803054204  2432    40107    SH       SOLE         40107    0     0
SIEMENS AG            SP ADR          826197501  2430    17671    SH       SOLE         17671    0     0
SONY CORP             ADR NEW         835699307  6986    261317   SH       SOLE         261317   0     0
STATOIL ASA           SP ADR          85771P102   773    30394    SH       SOLE         30394    0     0
TAIWAN SEMI           SP ADR          874039100   597    47361    SH       SOLE         47361    0     0
TELEFONICA            SP ADR          879382208   853    34842    SH       SOLE         34842    0     0
TOYOTA MOTOR ADR      SP ADR REP2COM  892331307  1095    13287    SH       SOLE         13287    0     0
UNILEVER              N Y SHS NEW     904784709   898    27349    SH       SOLE         27349    0     0
VEOLIA ENVIRONMENT    SP ADR          92334N103   183     6473    SH       SOLE          6473    0     0
DEUTSCHE BANK AG      NAMEN AKT       D18190898   906    15306    SH       SOLE         15306    0     0
SINA CORP             ORD             G81477104  25661   246504   SH       SOLE         246504   0     0